INCOME TAXES - Reconciliation between the U.S. statutory federal income tax rate and the Company's effective tax rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between the U.S. statutory federal income tax rate and the Company's effective tax rate
U.S federal statutory rate	22.00%	15.00%	21.00%	21.00%
State income taxes, net of federal benefit			(5.10%)	13.20%
Non-deductible meals and entertainment			(1.10%)	6.30%
Non-deductible transaction costs			(4.70%)
Gain/(loss) on the fair value of warrants			4.10%
Deferred adjustments			(31.50%)	(127.30%)
Non-taxable pass through entities			(18.10%)	69.70%
Net operating loss true-up			(6.90%)
Other adjustments			(2.80%)	(0.40%)
Effective rate			(45.10%)	(17.50%)